Regulatory Assets and Liabilities (Tables)	Nov. 18, 2019
Regulated Operations [Abstract]
Schedule of Regulatory Assets	Regulatory assets and liabilities include the following:

At December 31,	2018	2017
(millions)
Dominion Energy
Regulatory assets:
Deferred cost of fuel used in electric generation (1)	$174	$23
Deferred rate adjustment clause costs (2)	96	70
Deferred nuclear refueling outage costs (3)	69	54
Unrecovered gas costs (4)	14	38
Other	143	109

Regulatory assets-current	496	294

Unrecognized pension and other postretirement benefit costs (5)	1,497	1,336
Deferred rate adjustment clause costs (2)	329	401
Utility reform legislation (6)	204	147
PJM transmission rates (7)	192	222
Derivatives (8)	184	223
Deferred cost of fuel used in electric generation (1)	83	—
Other	187	151

Regulatory assets-noncurrent	2,676	2,480

Total regulatory assets	$3,172	$2,774

Regulatory liabilities:
Provision for future cost of removal and AROs (9)	$117	$101
Cost-of-service impact of 2017 Tax Reform Act (10)	104	—
Reserve for rate credits to electric utility customers (11)	71	—
Other	64	92

Regulatory liabilities-current (12)	356	193

Income taxes refundable through future rates (13)	4,071	4,058
Provision for future cost of removal and AROs (9)	1,409	1,384
Nuclear decommissioning trust (14)	1,070	1,121
Derivatives (8)	25	69
Other	265	284

Regulatory liabilities-noncurrent	6,840	6,916

Total regulatory liabilities	$7,196	$7,109

Virginia Power
Regulatory assets:
Deferred cost of fuel used in electric generation (1)	$174	$23
Deferred rate adjustment clause costs (2)	78	56
Deferred nuclear refueling outage costs (3)	69	54
Other	103	72

Regulatory assets-current	424	205

Deferred rate adjustment clause costs (2)	230	312
PJM transmission rates (7)	192	222
Derivatives (8)	151	190
Deferred cost of fuel used in electric generation (1)	83	—
Other	81	86

Regulatory assets-noncurrent	737	810

Total regulatory assets	$1,161	$1,015

Regulatory liabilities:
Cost-of-service impact of 2017 Tax Reform Act (10)	$95	$—
Provision for future cost of removal (9)	92	80
Reserve for rate credits to customers (11)	71	—
Other	41	47

Regulatory liabilities-current	299	127

Income taxes refundable through future rates (13)	2,579	2,581
Nuclear decommissioning trust (14)	1,070	1,121
Provision for future cost of removal (9)	940	915
Derivatives (8)	25	69
Other	33	74
Regulatory liabilities-noncurrent	4,647	4,760
Total regulatory liabilities	$4,946	$4,887
Dominion Energy Gas
Regulatory assets:
Unrecovered gas costs (4)	$1	$11
Other	7	6
Regulatory assets-current (15)	8	17
Unrecognized pension and other postretirement benefit costs (5)	15	—
Interest rate hedges (16)	33	33
Other	4	8
Regulatory assets-noncurrent	52	41
Total regulatory assets	$60	$58
Regulatory liabilities:
Provision for future cost of removal and AROs (9)	$9	$7
Overrecovered gas costs (4)	7	5
Other	8	9
Regulatory liabilities-current (12)	24	21
Income taxes refundable through future rates (13)	530	551
Provision for future cost of removal and AROs (9)	113	124
Unrecognized other postretirement benefit costs (17)	106	76
Other	16	28
Regulatory liabilities-noncurrent	765	769
Total regulatory liabilities	$789	$790
(1)	Reflects deferred fuel expenses for the Virginia and North Carolina jurisdictions of Dominion Energy and Virginia Power’s generation operations. See Note 13 for more information.
(2)
Primarily reflects deferrals under the electric transmission FERC formula rate and the deferral of costs associated with certain current and prospective rider projects net of income taxes refundable from the 2017 Tax Reform Act for Virginia Power and deferrals of costs associated with certain current and prospective rider projects for East Ohio. See Note 13 for more information.

(3)
Legislation enacted in Virginia in April 2014 requires Virginia Power to defer operation and maintenance costs incurred in connection with the refueling of any nuclear-powered generating plant. These deferred costs will be amortized over the refueling cycle, not to exceed 18 months.

(4)	Reflects unrecovered or overrecovered gas costs at regulated gas operations, which are recovered or refunded through filings with the applicable regulatory authority .
(5)
Represents unrecognized pension and other postretirement employee benefit costs expected to be recovered through future rates generally over the expected remaining service period of plan participants by certain of Dominion Energy and Dominion Energy Gas’ rate-regulated subsidiaries.

(6)
Ohio legislation under House Bill 95, which became effective in September 2011. This law updates natural gas legislation by enabling gas companies to include more up-to-date
cost levels when filing rate cases. It also allows gas companies to seek approval of capital expenditure plans under which gas companies can recognize carrying costs on associated capital investments placed in service and can defer the carrying costs plus depreciation and property tax expenses for recovery from ratepayers in the future.

(7)	Reflects amounts related to the PJM transmission cost allocation matter. See Note 13 for more information.
(8)
As discussed under Derivative Instruments in Note 2, for jurisdictions subject to cost-based rate regulation, changes in the fair value of derivative instruments result in the recognition of regulatory assets or regulatory liabilities as they are expected to be recovered from or refunded to customers.

(9)	Rates charged to customers by the Companies’ regulated businesses include a provision for the cost of future activities to remove assets that are expected to be incurred at the time of retirement.
(10)
Balance refundable to customers related to the decrease in revenue requirements for recovery of income taxes at the Companies’ regulated electric generation and electric and natural gas distribution operations. See Note 13 for more information.

(11)	Charge associated with Virginia legislation enacted in March 2018 that requires one-time rate credits of certain amounts to utility customers. See Note 13 for more information.
(12)	Current regulatory liabilities are presented in other current liabilities in Dominion Energy and Dominion Energy Gas’ Consolidated Balance Sheets.
(13)
Amounts recorded to pass the effect of reduced income tax rates from the 2017 Tax Reform Act to customers in future periods, which will reverse at the weighted average tax rate that was used to build the reserves over the remaining book life of the property, net of amounts to be recovered through future rates to pay income taxes that become payable when rate revenue is provided to recover AFUDC-equity.

(14)
Primarily reflects a regulatory liability representing amounts collected from Virginia jurisdictional customers and placed in external trusts (including income, losses and changes in fair value thereon) for the future decommissioning of Virginia Power’s utility nuclear generation stations, in excess of the related AROs.

(16)
Reflects interest rate hedges recoverable from or refundable to customers. Certain of these instruments are settled and any related payments are being amortized into interest expense over the life of the related debt, which has a weighted average useful life of approximately 30 years.

(17)	Reflects a regulatory liability for the collection of postretirement benefit costs allowed in rates in excess of expense incurred.

Schedule of Regulatory Liabilities

At December 31,	2018	2017
(millions)
Dominion Energy
Regulatory assets:
Deferred cost of fuel used in electric generation (1)	$174	$23
Deferred rate adjustment clause costs (2)	96	70
Deferred nuclear refueling outage costs (3)	69	54
Unrecovered gas costs (4)	14	38
Other	143	109

Regulatory assets-current	496	294

Unrecognized pension and other postretirement benefit costs (5)	1,497	1,336
Deferred rate adjustment clause costs (2)	329	401
Utility reform legislation (6)	204	147
PJM transmission rates (7)	192	222
Derivatives (8)	184	223
Deferred cost of fuel used in electric generation (1)	83	—
Other	187	151

Regulatory assets-noncurrent	2,676	2,480

Total regulatory assets	$3,172	$2,774

Regulatory liabilities:
Provision for future cost of removal and AROs (9)	$117	$101
Cost-of-service impact of 2017 Tax Reform Act (10)	104	—
Reserve for rate credits to electric utility customers (11)	71	—
Other	64	92

Regulatory liabilities-current (12)	356	193

Income taxes refundable through future rates (13)	4,071	4,058
Provision for future cost of removal and AROs (9)	1,409	1,384
Nuclear decommissioning trust (14)	1,070	1,121
Derivatives (8)	25	69
Other	265	284

Regulatory liabilities-noncurrent	6,840	6,916

Total regulatory liabilities	$7,196	$7,109

Virginia Power
Regulatory assets:
Deferred cost of fuel used in electric generation (1)	$174	$23
Deferred rate adjustment clause costs (2)	78	56
Deferred nuclear refueling outage costs (3)	69	54
Other	103	72

Regulatory assets-current	424	205

Deferred rate adjustment clause costs (2)	230	312
PJM transmission rates (7)	192	222
Derivatives (8)	151	190
Deferred cost of fuel used in electric generation (1)	83	—
Other	81	86

Regulatory assets-noncurrent	737	810

Total regulatory assets	$1,161	$1,015

Regulatory liabilities:
Cost-of-service impact of 2017 Tax Reform Act (10)	$95	$—
Provision for future cost of removal (9)	92	80
Reserve for rate credits to customers (11)	71	—
Other	41	47

Regulatory liabilities-current	299	127

Income taxes refundable through future rates (13)	2,579	2,581
Nuclear decommissioning trust (14)	1,070	1,121
Provision for future cost of removal (9)	940	915
Derivatives (8)	25	69
Other	33	74
Regulatory liabilities-noncurrent	4,647	4,760
Total regulatory liabilities	$4,946	$4,887
Dominion Energy Gas
Regulatory assets:
Unrecovered gas costs (4)	$1	$11
Other	7	6
Regulatory assets-current (15)	8	17
Unrecognized pension and other postretirement benefit costs (5)	15	—
Interest rate hedges (16)	33	33
Other	4	8
Regulatory assets-noncurrent	52	41
Total regulatory assets	$60	$58
Regulatory liabilities:
Provision for future cost of removal and AROs (9)	$9	$7
Overrecovered gas costs (4)	7	5
Other	8	9
Regulatory liabilities-current (12)	24	21
Income taxes refundable through future rates (13)	530	551
Provision for future cost of removal and AROs (9)	113	124
Unrecognized other postretirement benefit costs (17)	106	76
Other	16	28
Regulatory liabilities-noncurrent	765	769
Total regulatory liabilities	$789	$790
(1)	Reflects deferred fuel expenses for the Virginia and North Carolina jurisdictions of Dominion Energy and Virginia Power’s generation operations. See Note 13 for more information.
(2)
Primarily reflects deferrals under the electric transmission FERC formula rate and the deferral of costs associated with certain current and prospective rider projects net of income taxes refundable from the 2017 Tax Reform Act for Virginia Power and deferrals of costs associated with certain current and prospective rider projects for East Ohio. See Note 13 for more information.

(3)
Legislation enacted in Virginia in April 2014 requires Virginia Power to defer operation and maintenance costs incurred in connection with the refueling of any nuclear-powered generating plant. These deferred costs will be amortized over the refueling cycle, not to exceed 18 months.

(4)	Reflects unrecovered or overrecovered gas costs at regulated gas operations, which are recovered or refunded through filings with the applicable regulatory authority .
(5)
Represents unrecognized pension and other postretirement employee benefit costs expected to be recovered through future rates generally over the expected remaining service period of plan participants by certain of Dominion Energy and Dominion Energy Gas’ rate-regulated subsidiaries.

(6)
Ohio legislation under House Bill 95, which became effective in September 2011. This law updates natural gas legislation by enabling gas companies to include more up-to-date
cost levels when filing rate cases. It also allows gas companies to seek approval of capital expenditure plans under which gas companies can recognize carrying costs on associated capital investments placed in service and can defer the carrying costs plus depreciation and property tax expenses for recovery from ratepayers in the future.

(7)	Reflects amounts related to the PJM transmission cost allocation matter. See Note 13 for more information.
(8)
As discussed under Derivative Instruments in Note 2, for jurisdictions subject to cost-based rate regulation, changes in the fair value of derivative instruments result in the recognition of regulatory assets or regulatory liabilities as they are expected to be recovered from or refunded to customers.

(9)	Rates charged to customers by the Companies’ regulated businesses include a provision for the cost of future activities to remove assets that are expected to be incurred at the time of retirement.
(10)
Balance refundable to customers related to the decrease in revenue requirements for recovery of income taxes at the Companies’ regulated electric generation and electric and natural gas distribution operations. See Note 13 for more information.

(11)	Charge associated with Virginia legislation enacted in March 2018 that requires one-time rate credits of certain amounts to utility customers. See Note 13 for more information.
(12)	Current regulatory liabilities are presented in other current liabilities in Dominion Energy and Dominion Energy Gas’ Consolidated Balance Sheets.
(13)
Amounts recorded to pass the effect of reduced income tax rates from the 2017 Tax Reform Act to customers in future periods, which will reverse at the weighted average tax rate that was used to build the reserves over the remaining book life of the property, net of amounts to be recovered through future rates to pay income taxes that become payable when rate revenue is provided to recover AFUDC-equity.

(14)
Primarily reflects a regulatory liability representing amounts collected from Virginia jurisdictional customers and placed in external trusts (including income, losses and changes in fair value thereon) for the future decommissioning of Virginia Power’s utility nuclear generation stations, in excess of the related AROs.

(16)
Reflects interest rate hedges recoverable from or refundable to customers. Certain of these instruments are settled and any related payments are being amortized into interest expense over the life of the related debt, which has a weighted average useful life of approximately 30 years.

(17)	Reflects a regulatory liability for the collection of postretirement benefit costs allowed in rates in excess of expense incurred.